DEPOSITS AND OBLIGATIONS - Schedule of Non-Interest-Bearing and Interest-Bearing Deposits and Obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deposits and obligations [Line Items]
Non-interest-bearing -	S/ 52,217,286	S/ 47,160,191
Interest-bearing -	117,183,448	113,402,391
Total	169,400,734	160,562,582
In Peru
Disclosure of deposits and obligations [Line Items]
Non-interest-bearing -	46,864,322	42,057,905
Interest-bearing -	110,071,732	104,085,586
In other countries
Disclosure of deposits and obligations [Line Items]
Non-interest-bearing -	5,352,964	5,102,286
Interest-bearing -	S/ 7,111,716	S/ 9,316,805